Trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade accounts receivable	R$ 5,039,083	R$ 4,815,750
Other accounts receivable	5,741,906	5,486,319
Provision for expected credit losses	(702,823)	(670,569)
Current portion	(4,901,777)	(4,677,935)
Non-current portion	137,306	137,815
Billed Services [Member]
IfrsStatementLineItems [Line Items]
Other accounts receivable	2,695,504	2,481,786
Unbilled Services [Member]
IfrsStatementLineItems [Line Items]
Other accounts receivable	1,418,994	1,302,906
Network Use [Member]
IfrsStatementLineItems [Line Items]
Other accounts receivable	997,297	992,414
Goods Sold [Member]
IfrsStatementLineItems [Line Items]
Other accounts receivable	603,882	684,858
Contract assets [member]
IfrsStatementLineItems [Line Items]
Other accounts receivable	25,898	24,027
Other Accounts Receivable [Member]
IfrsStatementLineItems [Line Items]
Other accounts receivable	R$ 331	R$ 328